INVESTMENT IN SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2021
INVESTMENT IN SUBSIDIARIES
Schedule of details of Company's subsidiaries

Details of the Company’s subsidiaries at 31 December 2021 and 31 December 2020 are as follows:

	Country of	Ownership	Voting Power	Nature of
Name of Undertaking	Incorporation	Interest (%)	Held (%)	Business
Argo Innovation Labs Inc.	Canada	100%	100%	*
Argo Innovation Labs Limited	UK	100%	100%	Dormant
Argo Innovation Facilities (US) Inc.	USA	100%	100%	*
9377-2556 Quebec Inc.	Canada	100%	100%	**
9366-5230 Quebec Inc.	Canada	100%	100%	**

* The provision of cryptocurrency mining services

** The provision of cryptocurrency mining sites

Schedule of investments in subsidiaries

	2021	2020
Investment in subsidiaries	£’000	£’000

At 1 January	—	—
Additions	12,181	—
At 31 December	12,181	—